UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number: 17
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI    08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: 155565 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      862    21150 SH       SOLE                    19475              1675
ADOBE SYSTEMS INCORPORATED     COM              00724F101      521    11225 SH       SOLE                    11100               125
AFFILIATED MANAGERS GROUP      COM              008252108     1325    26314 SH       SOLE                    24517              1797
ALTRIA GROUP, INC.             COM              02209S103      892    17825 SH       SOLE                    16700              1125
AMERICAN INTL GROUP COM        COM              026874107      922    12937 SH       SOLE                     9084              3853
ANADARKO PETROLEUM CORP.       COM              032511107      303     5175 SH       SOLE                     5175
AT&T CORP COM                  COM              001957505      160    10950 SH       SOLE                     8675              2275
AT&T WIRELESS GROUP            COM              00209A106      315    22000 SH       SOLE                    22000
BANK OF AMERICA CORP           COM              060505104     1291    15267 SH       SOLE                    13755              1512
BEAR STEARNS COS INC           COM              073902108     1308    15525 SH       SOLE                    14130              1395
BELO CORPORATION - A           COM              080555105      792    29500 SH       SOLE                    28675               825
BIOGEN IDEC INC                COM              09062X103      559     8850 SH       SOLE                     8850
BRISTOL MYERS SQUIBB COM       COM              110122108      994    40605 SH       SOLE                    38445              2160
CENTEX CORP                    COM              152312104      832    18200 SH       SOLE                    18000               200
CHEVRONTEXACO CORP             COM              166764100      762     8101 SH       SOLE                     6205              1896
CINERGY CORP                   COM              172474108      950    25015 SH       SOLE                    22840              2175
CISCO SYS INC COM              COM              17275R102     1204    50840 SH       SOLE                    44865              5975
CITIGROUP                      COM              172967101     1243    26750 SH       SOLE                    24350              2400
COCA COLA CO COM               COM              191216100      808    16010 SH       SOLE                    14580              1430
COMCAST CORP-SPECIAL CL A      COM              20030N200     1087    39400 SH       SOLE                    37900              1500
COMERICA INC COM               COM              200340107     1133    20650 SH       SOLE                    18900              1750
EXXON MOBIL CORP COM           COM              30231G102     1405    31640 SH       SOLE                    28410              3230
FANNIE MAE                     COM              313586109      385     5400 SH       SOLE                     4415               985
FORD MOTOR COMPANY             COM              345370860     1198    76580 SH       SOLE                    70200              6380
FORTUNE BRANDS INC             COM              349631101     1213    16085 SH       SOLE                    14385              1700
GANNETT INC COM                COM              364730101      891    10510 SH       SOLE                     9975               535
GENERAL ELEC CO COM            COM              369604103     1576    48660 SH       SOLE                    40515              8145
GOLDEN WEST FINL DEL COM       COM              381317106     1079    10150 SH       SOLE                    10150
GUIDANT CORPORATION            COM              401698105      558    10000 SH       SOLE                    10000
HOME DEPOT INC COM             COM              437076102     1072    30469 SH       SOLE                    26775              3694
INTEL CORP COM                 COM              458140100     1152    41755 SH       SOLE                    35730              6025
INTL BUSINESS MACHINES (IBM)   COM              459200101      826     9375 SH       SOLE                     9125               250
JOHNSON CONTROLS INC           COM              478366107      898    16840 SH       SOLE                    15970               870
JP MORGAN CHASE & CO           COM              46625H100     1375    35484 SH       SOLE                    31949              3535
LEHMAN BROS HLDGS INC COM      COM              524908100      903    12000 SH       SOLE                    12000
LINCOLN NATIONAL CORP          COM              534187109      519    11000 SH       SOLE                    11000
LUCENT TECHNOLOGIES            COM              549463107      962   254700 SH       SOLE                   249500              5200
MARATHON OIL CORP              COM              565849106     1345    35555 SH       SOLE                    33150              2405
MEDTRONIC INC COM              COM              585055106      763    15666 SH       SOLE                    10205              5461
MICROSOFT CORP COM             COM              594918104     1421    49760 SH       SOLE                    39985              9775
NEXTEL COMMUNICATIONS          COM              65332V103     1511    56705 SH       SOLE                    47980              8725
NOBLE CORP                     COM              G65422100      903    23850 SH       SOLE                    22615              1235
OMNICARE                       COM              681904108      890    20800 SH       SOLE                    20250               550
ORACLE CORPORATION             COM              68389X105      787    66033 SH       SOLE                    61858              4175
PFIZER INC                     COM              717081103     1245    36325 SH       SOLE                    32120              4205
PROCTER & GAMBLE CO COM        COM              742718109     1524    28011 SH       SOLE                    21865              6146
QUALCOMM INC                   COM              747525103      626     8590 SH       SOLE                     7825               765
RAMBUS INC                     COM              750917106     1012    57100 SH       SOLE                    54675              2425
SBC COMMUNICATIONS INC COM     COM              78387G103      372    15375 SH       SOLE                    14650               725
SCHERING-PLOUGH CORP           COM              806605101      618    33450 SH       SOLE                    32225              1225
SUN MICROSYSTEMS INC           COM              866810104     1161   268255 SH       SOLE                   250505             17750
SYMANTEC CORP                  COM              871503108     1062    24275 SH       SOLE                    22150              2125
TEXAS INSTRS INC COM           COM              882508104      707    29250 SH       SOLE                    29250
TYCO INTERNAT LTD              COM              902124106     1256    37900 SH       SOLE                    36650              1250
UNITED TECHNOLOGIES  CORP      COM              913017109      251     2750 SH       SOLE                     2750
VERISIGN INC                   COM              92343E102     1943    97675 SH       SOLE                    96150              1525
VERIZON COMMUNICATIONS         COM              92343V104      992    27423 SH       SOLE                    25875              1548
WAL MART STORES INC COM        COM              931142103      989    18750 SH       SOLE                    16795              1955
WELLPOINT HEALTH NETWORKS      COM              94973H108     1128    10075 SH       SOLE                     9550               525
WELLS FARGO & CO DEL COM       COM              949746101      563     9850 SH       SOLE                     9650               200
NASDAQ - 100 SHARES                             631100104     8073   213935 SH       SOLE                    20975              8960
RUSSELL 1000 GROWTH INDEX FUND                  464287614    12070   252265 SH       SOLE                    11775              4490
RUSSELL 1000 INDEX                              464287622      213     3500 SH       SOLE                     2000              1500
RUSSELL 1000 VALUE INDEX FUND                   464287598      877    14605 SH       SOLE                     8550              6055
RUSSELL 2000 GROWTH INDEX FUND                  464287648     4552    72845 SH       SOLE                    10020              4325
RUSSELL 2000 SMALL CAP INDEX F                  464287655      437     3710 SH       SOLE                     2045              1665
RUSSELL 2000 VALUE INDEX FUND                   464287630      899     5220 SH       SOLE                     3140              2080
RUSSELL MIDCAP GROWTH INDEX FU                  464287481    22191   284510 SH       SOLE                     2850              5160
RUSSELL MIDCAP INDEX FUND                       464287499     1064    15000 SH       SOLE                    11360              3640
RUSSELL MIDCAP VALUE INDEX FUN                  464287473    14644   147775 SH       SOLE                     2300               975
DFA US LARGE CAP VALUE FUND                     233203827    26227 1451423.599SH     SOLE                22906.995          3493.219
DFA US MICRO CAP FUND                           233203504     2771 195340.515SH      SOLE                22818.557          1740.179
DFA US SMALL CAP VALUE FUND                     233203819     4164 163330.750SH      SOLE                15958.384          1291.261